Employee Benefits - Additional Information (Detail)		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021 shares	Jan. 31, 2023 shares	Dec. 31, 2022 € / shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares € / shares	Jun. 30, 2023 € / shares	Oct. 01, 2021 € / shares
Employee Benefits [Line Items]
Par value per share | € / shares			€ 5.32	€ 3.05	€ 5.32		€ 2.58
Share-based payments | €				€ 13,307,000	€ 32,625,000	€ 2,455,000
Increase decrease through share based payment transactions, Equity | €				16,672,000	34,837,000	2,143,000
Revenue | €				€ 143,769,000	€ 144,185,000	71,579,000
Granted | shares				2,463,890	5,760,917
Top of range [member]
Employee Benefits [Line Items]
Revenue | €				€ 750,000,000
Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Share-based payments | €				€ 2,915,000	€ 14,377,000	€ 2,382,000
Exercise price of outstanding share options | € / shares			0.0021	€ 0.0021	€ 0.0021	€ 0.0021
Weighted average remaining contractual life of outstanding share options				2024 years
Granted | shares				38,610	33,000	4,201,352
Employee Stock Option Plan [Member]
Employee Benefits [Line Items]
Par value per share | € / shares				€ 0.12		€ 0.5
Number of years from closing during which options will be available for execution in exchange for shares				10 years
Share-based payments | €				€ 73,000		€ 73,000
Exercise price of outstanding share options | € / shares				€ 0.5
Date of grant of share based payment arrangement				May 1, 2020
Expense from cash settled share based payment transactions | €				€ 73,000
Increase decrease through share based payment transactions, Equity | €				239,000
Payments for share based payment transactions | €				€ 313,000
Granted | shares		20,000		0	0	0
Maximum discount granted to each employee to purchase shares		15.00%
Employee Stock Option Plan [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Ceiling limit on the purchase of shares on yearly salary per employee		1.00%
Employee Stock Option Plan [Member] | Top of range [member]
Employee Benefits [Line Items]
Ceiling limit on the purchase of shares on yearly salary per employee		10.00%
Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Share-based payments | €					€ 8,195,000
Exercise price of outstanding share options | € / shares			€ 1.93	€ 1.93	€ 1.93
Granted | shares				0	1,033,609
Restricted Stock Units for Employees [Member]
Employee Benefits [Line Items]
Share-based payments | €				€ 11,289,000	€ 6,862,000
Granted | shares				2,425,280	2,198,289
Restricted Stock Units for Management [Member]
Employee Benefits [Line Items]
Share-based payments | €				€ 1,508,000	€ 3,103,000
Granted | shares				0	2,000,000
Restricted Stock Units for Management [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Weighted average remaining contractual life of outstanding share options				2024 years
Restricted Stock Units for Management [Member] | Top of range [member]
Employee Benefits [Line Items]
Weighted average remaining contractual life of outstanding share options				2029 years
Two Thousand and Twenty One Management Stock Option Plan [Member] | Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Par value per share | € / shares				€ 0.12				€ 0.5
Number of years from closing during which options will be available for execution in exchange for shares				10 years
Two Thousand and Twenty One Management Stock Option Plan [Member] | Employee Stock Option Plan [Member]
Employee Benefits [Line Items]
Number of share options settled in share based payment arrangement | shares				1,254
Two Thousand and Twenty One Management Stock Option Plan [Member] | Based on Exchange Ratio [Member] | Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Number of options called by each outstanding options | shares				240.990795184659
Two Thousand and Twenty Two Management Stock Option Plan [Member] | Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Par value per share | € / shares				€ 0.0021
Legacy Stock Option Program [Member] | Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Par value per share | € / shares				0.12		€ 0.5
Exercise price of outstanding share options | € / shares				€ 466.24
Maximum number of shares that shall underlie all of the options under the plan | shares	4,289
Exchange Ratio				240.990795184659
Weighted average remaining contractual life of outstanding share options				5 years
Weighted average share price | € / shares				€ 8.66
Legacy Stock Option Program [Member] | After Applying the Exchange Ratio [Member] | Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Exercise price of outstanding share options | € / shares				€ 1.93
Maximum number of shares that shall underlie all of the options under the plan | shares	1,033,610
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			100.00%
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | First Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				33.00%
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | Second Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				33.00%
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | Third Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				34.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Time Based Vesting Stock Options [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				33.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Period 1 [Member]
Employee Benefits [Line Items]
Number of trading days for determining the share price				20 days
Number of consecutive trading days for determining the share price				30 days
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Period 1 [Member] | Accelerator Event [Member]
Employee Benefits [Line Items]
Weighted average share price | € / shares				€ 25
Number of trading days for determining the share price				20 days
Number of consecutive trading days for determining the share price				30 days
Revenue | €				€ 1,000,000,000
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Period 2 [Member]
Employee Benefits [Line Items]
Weighted average share price | € / shares				€ 30
Number of trading days for determining the share price				20 days
Number of consecutive trading days for determining the share price				30 days
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Bottom of range [member] | Period 1 [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Bottom of range [member] | Period 2 [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | First Anniversary Date [Member] | Time Based Vesting Stock Options [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Second Anniversary Date [Member] | Time Based Vesting Stock Options [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				50.00%